SHARE CAPITAL - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Aug. 31, 2021 Share $ / shares	Aug. 31, 2020 Share	Aug. 31, 2019 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	3,808,521	3,182,500	1,554,000
Number of share options exercisable in share-based payment arrangement	217,288
Weighted average remaining contractual life of outstanding share options	3 years 4 months 24 days
Options outstanding 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	1,497,500
Number of share options exercisable in share-based payment arrangement	0
Exercise price of outstanding share options | $ / shares	$ 6.58
Weighted average remaining contractual life of outstanding share options	4 years 3 months 18 days
Options outstanding 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	99,000
Number of share options exercisable in share-based payment arrangement	0
Exercise price of outstanding share options | $ / shares	$ 3.90
Weighted average remaining contractual life of outstanding share options	4 years 11 months 8 days
Options outstanding 3 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	1,058,502
Number of share options exercisable in share-based payment arrangement	94,769
Exercise price of outstanding share options | $ / shares	$ 2.61
Weighted average remaining contractual life of outstanding share options	2 years 7 months 9 days
Options outstanding 4 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	1,153,519
Number of share options exercisable in share-based payment arrangement	122,519
Exercise price of outstanding share options | $ / shares	$ 1.81
Weighted average remaining contractual life of outstanding share options	3 years 3 months 3 days